Derivative Financial Instruments (Narrative) (Details)			12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2015 Cash Flow Hedging [Member] USD ($)	Jan. 31, 2014 Cash Flow Hedging [Member] USD ($)	Jan. 31, 2015 Net Investment Hedging [Member] United Kingdom [Member] GBP (£)	Jan. 31, 2014 Net Investment Hedging [Member] United Kingdom [Member] GBP (£)	Jan. 31, 2015 Net Investment Hedging [Member] JAPAN JPY (¥)	Jan. 31, 2014 Net Investment Hedging [Member] JAPAN JPY (¥)
Derivative [Line Items]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	$ 323,000,000	$ 641,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Debt designated as United Kingdom net investment hedge					2,500,000,000	2,500,000,000
Cash payments received from/(paid to) counterparties			96,000,000	(74,000,000)
Debt designated as Japanese net investment hedge							¥ 100,000,000,000	¥ 200,000,000,000